Investments in associates and joint ventures (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure Of Associates Joint Ventures And Subsidiaries [Abstract]
Summary of detail of interest in other entities

Name of entity	% of ownership interest	Nature of relationship	Measurement method	Equity	Carrying amount
Du Agro Holdings S.A.	49%	Joint Venture (1)	Equity method	479	235
VPL Gestão Patrimonial e Participações S.A.	49%	Associate (2)	Equity method	150,000	74,851
O Primo Rico Mídia, Educacional e Participações Ltda.	20%	Associate (3)	Equity method	(520)	(105)

Total equity-accounted investments				149,959	74,981

(1)
On June 23, 2020, the Company acquired a 49% interest in DuAgro Holdings S.A. (“DuAgro”), a joint venture involved in the agribusiness. DuAgro is an integrated platform that utilizes technology to finance the purchase of agricultural inputs. The focus is on small- and medium-sized
producers.

(2)
On September 8, 2020, the Company entered into an agreement to hold a 49.9% minority stake of the total share capital of VPL Gestão Patrimonial e Participações S.A..With this transaction XP Inc. is complementing the existing offering to ultra-high-net-worth
individual in the Wealth Management segment.

(3)	O Primo Rico is a company focused on digital content services, including developing and selling financial education courses and online events.

Summary of movement in equity method investments in associates joint ventures and subsidiaries

Entity	December 31, 2019	Acquisition/ Equity	Equity in earnings	Other comprehensive income	Goodwill (i)	September 30, 2020
VPL Gestão Patrimonial e Participações S.A.	—	74,851	—	—	621,248	696,099
Du Agro Holdings S.A.	—	572	(337)	—	408	643
O Primo Rico (ii)	—	242	(227)	(120)	—	(105)

Total	—	75,665	(564)	(120)	621,656	696,637

(i)	Related to the acquisitions of associates and joint ventures. As of September 30, 2020 the goodwill recognized is preliminary and includes the value of expected synergies arising from the investments.
(ii)	As of September 30, 2020 the entity presented a negative net equity. The amounts related to the negative net equity are recognized in Other liabilities.